Exhibit 99.1
Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of January 2009

Collection Period	Jan-09	30/360 Days	30
Distribution Date	17-Feb-09	Actual/360 Days	33

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,250,478,522.92	1,025,393,569.74	994,310,954.77	0.795144
Total Securities		1,250,478,522.92	1,025,393,569.74	994,310,954.77	0.795144
Class A-1 Notes	2.78580%	275,000,000.00	49,915,046.82	18,832,431.85	0.068482
Class A-2 Notes	3.80000%	288,000,000.00	288,000,000.00	288,000,000.00	1.000000
Class A-3 Notes	4.46000%	381,000,000.00	381,000,000.00	381,000,000.00	1.000000
Class A-4 Notes	5.05000%	250,210,000.00	250,210,000.00	250,210,000.00	1.000000
Certificates	0.00000%	56,268,522.92	56,268,522.92	56,268,522.92	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	31,082,614.97	127,465.56	113.0276908	0.4635111
Class A-2 Notes	0.00	912,000.00	-	3.1666667
Class A-3 Notes	0.00	1,416,050.00	-	3.7166667
Class A-4 Notes	0.00	1,052,967.08	-	4.2083333
Certificates	0.00	0.00	-	-
Total Securities	31,082,614.97	3,508,482.64

I. COLLECTIONS

Interest:
Interest Collections		4,087,715.33
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		4,087,715.33

Principal:
Principal Collections		29,123,347.18
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		29,123,347.18

Recoveries of Defaulted Receivables		714,859.59
Investment Earnings on Yield Supplement Account		27,961.06
Release from the Yield Supplement Account		1,497,350.99
Servicer Advances		0.00

Total Collections		35,451,234.15

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	59,013	1,025,393,569.74
Total Principal Collections		29,123,347.18
Principal Amount of Gross Losses		1,959,267.79
	58,420	994,310,954.77

III. DISTRIBUTIONS

Total Collections		35,451,234.15
Reserve Account Draw		33,285.20
Total Available for Distribution		35,484,519.35

Exhibit 99.1
Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of January 2009

1. Reimbursement of Advance	38,927.10

2. Servicing Fee:
Servicing Fee Due	854,494.64
Servicing Fee Paid	854,494.64
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	127,465.56

Class A-1 Notes Monthly Interest Paid	127,465.56
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	912,000.00

Class A-2 Notes Monthly Interest Paid	912,000.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,416,050.00

Class A-3 Notes Monthly Interest Paid	1,416,050.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,052,967.08

Class A-4 Notes Monthly Interest Paid	1,052,967.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,508,482.64
Total Note Monthly Interest Paid	3,508,482.64
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	31,082,614.97

4. Total Monthly Principal Paid on the Notes	31,082,614.97

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	31,082,614.97
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of January 2009

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		0.00
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		0.00

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		29,884,269.14
Release to Collection Account		1,497,350.99
Ending Yield Supplement Account Balance		28,386,918.15

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,126,196.31
Required Reserve Account Amount		3,126,196.31
Beginning Reserve Account Balance		3,126,196.31
Ending Reserve Account Balance		3,092,911.11

Required Reserve Account Amount for Next Period		3,126,196.31

VI. POOL STATISTICS

Weighted Average Coupon		4.70%
Weighted Average Remaining Maturity		45.68

Principal Recoveries of Defaulted Receivables		714,859.59
Principal on Defaulted Receivables		1,959,267.79
Pool Balance at Beginning of Collection Period		1,025,393,569.74
Net Loss Ratio		1.46%

Net Loss Ratio for Second Preceding Collection Period		0.97%
Net Loss Ratio for Preceding Collection Period		0.89%
Net Loss Ratio for Current Collection Period		1.46%
Average Net Loss Ratio		1.10%

Cumulative Net Losses for all Periods		4,421,634.23

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	8,288,351.11	428
61-90 Days Delinquent	2,443,145.97	120
91-120 Days Delinquent	837,880.52	38
Total Delinquent Receivables:	11,569,377.60	586
61+ Days Delinquencies as Percentage of Receivables	0.33%	0.27%

Delinquency Ratio for Second Preceding Collection Period		0.21%
Delinquency Ratio for Preceding Collection Period		0.26%
Delinquency Ratio for Current Collection Period		0.27%
Average Delinquency Ratio		0.25%

Exhibit 99.1
Nissan Auto Receivables 2008-B Owner Trust
Monthly Servicer's Certificate
for the month of January 2009

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No